Sep. 22, 2017
Lord Abbett International Core Equity Fund
Lord Abbett International Core Equity Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett International Core Equity Fund

Supplement dated September 22, 2017 to the Prospectus

and Statement of Additional Information

dated March 1, 2017, as supplemented thereafter

This supplement updates certain information contained in Lord Abbett International Core Equity Fund’s (the “Fund”) prospectus and statement of additional information (“SAI”). Please review this important information carefully.

On September 19, 2017, the Board of Trustees of Lord Abbett Securities Trust approved, effective on or about October 31, 2017, the following changes to the Fund’s name, benchmark index, and principal investment strategies:

Name Change

The Fund will be re-named “Lord Abbett International Equity Fund,” and all references to “Lord Abbett International Core Equity Fund” in the prospectus and SAI will be replaced with “Lord Abbett International Equity Fund.”

Benchmark Index Change

The Fund’s benchmark index will change from the MSCI EAFE® Index to the MSCI ACWI ex USA® Index. The MSCI ACWI ex USA® Index is an independently maintained and widely published index comprised of global developed and emerging markets (excluding the United States).

Principal Investment Strategy Changes

The third sentence of the first paragraph under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus will be replaced in its entirety with the following:

For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization at the time of investment in each country represented in the MSCI ACWI ex USA® Index.

The fourth sentence of the second bullet of the second paragraph under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus is replaced in its entirety with the following:

The Fund may invest without limit in securities of foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries.

The third and fourth sentences of the first paragraph of information relating to the Fund under the section titled “Principal Investment Strategies” in the prospectus are replaced in their entirety with the following:

For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization at the time of investment in each country represented in the MSCI ACWI ex USA® Index, a widely used benchmark for international stock performance. The market capitalization range for the MSCI ACWI ex USA® Index as of September 19, 2017 was $502.1 million to $265.4 billion.

The second sentence of the third paragraph of information relating to the Fund under the section titled “Principal Investment Strategies” in the statutory prospectus is replaced in its entirety with the following:

The Fund may invest without limit in securities issued by foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries.

Please retain this document for your future reference.